PARENT COMPANY INFORMATION - Statement of Income (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) [1]	Dec. 31, 2018 COP ($)	Dec. 31, 2017 COP ($)		Dec. 31, 2016 COP ($)
Operating revenue
Equity method income, net		$ 197,715	$ 171,964		$ 140,765
Other revenue from ordinary activities		394,401	428,998		729,499
Expenses, net
Administrative expenses		4,640,460	4,513,148		4,409,199
Other expenses	$ 2,883.6	9,371,033	9,003,091	[2]	8,567,309	[2]
Net income before taxes	2,256.8	7,334,141	4,915,227	[2],[3]	5,573,845	[2],[3]
Income tax expense	661.5	2,149,590	1,752,794	[2]	2,056,909	[2]
Net income	$ 1,595.4	5,184,551	3,162,433	[2]	3,516,936	[2]
Parent
Operating revenue
Equity method income, net		2,893,435	2,005,155		2,330,814
Other revenue from ordinary activities		285,218	234,502		77,387
Total operating revenue		3,178,653	2,239,657		2,408,201
Expenses, net
Administrative expenses		75,348	89,823		98,130
Other expenses		166	274		168
(Losses) gains from exchange differences		(1,601)	98		(1,085)
Operating income		3,101,538	2,149,658		2,308,818
Financial expenses		118,892	133,171		125,585
Net income before taxes		2,982,646	2,016,487		2,183,233
Income tax expense		66,662	51,568		5,620
Net income		$ 2,915,984	$ 1,964,919		$ 2,177,613

[1]	See note 2.4, “convenience translation into U.S. dollars”.
[2]	See note 2.32, Changes in presentation.
[3]	See note 2.5 “Changes in accounting policies”.